Customer deposits and deposits from banks (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Time Deposits [Line Items]
Non-interest-bearing, Demand	$ 2,119,596	$ 2,480,168
Interest-bearing, Demand	5,357,312	5,341,632
Total demand deposits	7,476,908	7,821,800
Term, Within 3 months	1,244,675	1,341,235
Term, 3 to 6 months	228,141	131,614
Term, 6 to 12 months	432,470	182,982
Term, After 12 months	70,047	58,827
Total term	1,975,333	1,714,658
Total deposits	$ 9,452,241	$ 9,536,458
Weighted average interest rate, demand deposits	0.0013	0.0002
Customers
Time Deposits [Line Items]
Non-interest-bearing, Demand	$ 2,111,496	$ 2,479,726
Interest-bearing, Demand	5,338,347	5,333,928
Total demand deposits	7,449,843	7,813,654
Term, Within 3 months	1,238,019	1,337,015
Term, 3 to 6 months	228,141	131,614
Term, 6 to 12 months	432,369	182,882
Term, After 12 months	70,047	58,827
Total term	1,968,576	1,710,338
Total deposits	9,418,419	9,523,992
Banks
Time Deposits [Line Items]
Non-interest-bearing, Demand	8,100	442
Interest-bearing, Demand	18,965	7,704
Total demand deposits	27,065	8,146
Term, Within 3 months	6,656	4,220
Term, 3 to 6 months	0	0
Term, 6 to 12 months	101	100
Term, After 12 months	0	0
Total term	6,757	4,320
Total deposits	33,822	12,466
Bermuda | Customers
Time Deposits [Line Items]
Non-interest-bearing, Demand	1,378,539	1,840,201
Interest-bearing, Demand	2,158,971	2,578,411
Total demand deposits	3,537,510	4,418,612
Term, less than $100k, Within 3 months	12,387	13,983
Term, less than $100k, 3 to 6 months	4,306	4,267
Term, less than $100k, 6 to 12 months	8,049	8,640
Term, less than $100k, After 12 months	14,644	13,984
Total term, less than $100k	39,386	40,874
Total deposits, less than $100k	3,576,896	4,459,486
Term, $100k or More, Within 3 months	598,528	646,751
Term, $100k or More, 3 to 6 months	92,427	33,495
Term, $100k or More, 6 to 12 months	184,337	75,235
Term, $100k or More, After 12 months	43,414	37,857
Total term, $100k or More	918,706	793,338
Total deposits, More than $100k	918,706	793,338
Term, Within 3 months	610,915	660,734
Term, 3 to 6 months	96,733	37,762
Term, 6 to 12 months	192,386	83,875
Term, After 12 months	58,058	51,841
Total term	958,092	834,212
Total deposits	4,495,602	5,252,824
Bermuda | Banks
Time Deposits [Line Items]
Non-interest-bearing, Demand	8,100	442
Interest-bearing, Demand	0	0
Total demand deposits	8,100	442
Term, less than $100k, Within 3 months	0	0
Term, less than $100k, 3 to 6 months	0	0
Term, less than $100k, 6 to 12 months	0	0
Term, less than $100k, After 12 months	0	0
Total term, less than $100k	0	0
Total deposits, less than $100k	8,100	442
Non-Bermuda | Customers
Time Deposits [Line Items]
Term, less than $100k, Within 3 months	18,714	19,147
Term, less than $100k, 3 to 6 months	5,386	5,202
Term, less than $100k, 6 to 12 months	4,705	4,762
Term, less than $100k, After 12 months	507	781
Total term, less than $100k	29,312	29,892
Total deposits, less than $100k	3,941,645	3,424,934
Non-interest-bearing, Demand	732,957	639,525
Interest-bearing, Demand	3,179,376	2,755,517
Total demand deposits	3,912,333	3,395,042
Term, $100k or More, Within 3 months	608,390	657,134
Term, $100k or More, 3 to 6 months	126,022	88,650
Term, $100k or More, 6 to 12 months	235,278	94,245
Term, $100k or More, After 12 months	11,482	6,205
Total term, $100k or More	981,172	846,234
Total deposits, More than $100k	981,172	846,234
Term, Within 3 months	627,104	676,281
Term, 3 to 6 months	131,408	93,852
Term, 6 to 12 months	239,983	99,007
Term, After 12 months	11,989	6,986
Total term	1,010,484	876,126
Total deposits	4,922,817	4,271,168
Non-Bermuda | Banks
Time Deposits [Line Items]
Term, less than $100k, Within 3 months	0	0
Term, less than $100k, 3 to 6 months	0	0
Term, less than $100k, 6 to 12 months	0	0
Term, less than $100k, After 12 months	0	0
Total term, less than $100k	0	0
Total deposits, less than $100k	18,965	7,704
Non-interest-bearing, Demand	0	0
Interest-bearing, Demand	18,965	7,704
Total demand deposits	18,965	7,704
Term, $100k or More, Within 3 months	6,656	4,220
Term, $100k or More, 3 to 6 months	0	0
Term, $100k or More, 6 to 12 months	101	100
Term, $100k or More, After 12 months	0	0
Total term, $100k or More	6,757	4,320
Total deposits, More than $100k	6,757	4,320
Term, Within 3 months	6,656	4,220
Term, 3 to 6 months	0	0
Term, 6 to 12 months	101	100
Term, After 12 months	0	0
Total term	6,757	4,320
Total deposits	$ 25,722	$ 12,024